Vessels, net/Assets held for sale, Net Book Value (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Net Book Value [Abstract]
Beginning balance	$ 229,536,996
Ending balance	173,358,856
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	262,066,353
Acquisitions, improvements, and other vessel costs	26,494
Vessel disposals	(57,997,284)
Ending balance	204,095,563
Accumulated Depreciation [Abstract]
Beginning balance	(32,529,357)
Vessel disposals	8,420,635
Period depreciation	(6,627,985)
Ending balance	(30,736,707)
Net Book Value [Abstract]
Beginning balance	229,536,996
Vessel disposals	(49,576,649)
Ending balance	$ 173,358,856